UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21142
Investment Company Act File Number
Eaton Vance Municipal Bond Fund
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
September 30
Date of Fiscal Year End
June 30, 2010
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Municipal Bond Fund	as of June 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 171.3%

Principal
Amount
(000’s omitted)	Security	Value
Electric Utilities — 0.5%
$10,300	Sabine River Authority, TX, (TXU Energy Co. LLC), 5.20%, 5/1/28	$4,663,428

		$4,663,428

Hospital — 11.0%
$11,940	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/39	$11,496,429
5,000	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	4,830,000
19,550	California Statewide Communities Development Authority, (Kaiser Permanente), 5.25%, 3/1/45	18,795,174
880	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	838,675
2,610	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	2,328,512
1,970	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	1,900,026
5,900	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	5,869,379
3,900	Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.60%, 7/1/33	3,909,594
7,190	Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/36	7,259,312
8,310	Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/38	1,556,546
10,000	Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/41	1,538,300
8,165	Lehigh County, PA, General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	8,175,614
5,430	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.00%, 11/15/38	4,801,097
10,000	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	9,038,700
100	South Miami, FL, Health Facilities Authority, (Baptist Health), 5.00%, 8/15/42	97,958
900	South Miami, FL, Health Facilities Authority, (Baptist Health), 5.00%, 8/15/42(1)	881,663
10,000	Tarrant County, TX, Cultural Education Facilities Finance Corp., (Scott and White Memorial Hospital), 5.25%, 8/15/40	9,821,200

		$93,138,179

Industrial Development Revenue — 3.0%
$2,130	Campbell County, WY, Solid Waste Facilities, (Basin Electric Power Cooperative), 5.75%, 7/15/39	$2,298,036
1,175	Liberty Development Corp., NY, (Goldman Sachs Group, Inc.), 5.25%, 10/1/35(1)	1,187,441
22,775	St. John Baptist Parish, LA, (Marathon Oil Corp.), 5.125%, 6/1/37	21,649,004

		$25,134,481

Insured-Electric Utilities — 11.4%
$5,000	American Municipal Power-Ohio, Inc., OH, (Prairie State Energy), (AGC), 5.75%, 2/15/39	$5,386,850
1,350	Long Island, NY, Power Authority, (BHAC), 5.50%, 5/1/33	1,485,688
14,840	Mississippi Development Bank, (Municipal Energy), (XLCA), 5.00%, 3/1/41	13,745,253
2,735	Paducah, KY, Electric Plant Board, (AGC), 5.25%, 10/1/35	2,859,689
60,755	South Carolina Public Service Authority, (AGM), 5.125%, 1/1/37(1)	62,342,525
7,840	South Carolina Public Service Authority, (Santee Cooper), (BHAC), 5.50%, 1/1/38	8,530,312
2,170	Springfield, MO, Public Utility, (BHAC), (FGIC), 4.50%, 8/1/36	2,173,928

		$96,524,245

Insured-Escrowed/Prerefunded — 0.1%
$145	Highlands County, FL, Health Facilities Authority, (Adventist Health System), (BHAC), Prerefunded to 11/15/16, 5.25%, 11/15/36	$172,479
378	Highlands County, FL, Health Facilities Authority, (Adventist Health System), (BHAC), Prerefunded to 11/15/16, 5.25%, 11/15/36(1)	450,207

		$622,686

Insured-General Obligations — 20.1%
$9,705	Alamo, TX, Community College District, (BHAC), (NPFG), 4.75%, 8/15/32(1)	$9,919,286
34,035	Chabot-Las Positas, CA, Community College District, (AMBAC), 0.00%, 8/1/45	3,426,303
35,370	Chabot-Las Positas, CA, Community College District, (AMBAC), 0.00%, 8/1/46	3,316,291
32,995	Chicago, IL, Board of Education, (FGIC), (NPFG), 0.00%, 12/1/21	19,458,801

Principal
Amount
(000’s omitted)	Security	Value
$12,705	Clark County, NV, (AMBAC), 2.50%, 11/1/36	$8,192,819
10,055	Frisco, TX, Independent School District, (AGM), 2.75%, 8/15/39	6,992,147
16,340	Frisco, TX, Independent School District, (AGM), 4.00%, 8/15/40	15,371,201
18,375	Kane, Cook and Du Page Counties, IL, School District No. 46, (AMBAC), 0.00%, 1/1/21	11,633,396
50,650	Kane, Cook and Du Page Counties, IL, School District No. 46, (AMBAC), 0.00%, 1/1/22	30,255,271
7,000	King County, WA, Public Hospital District No. 1, (AGC), 5.00%, 12/1/37(1)	7,188,510
7,000	Los Angeles, CA, Unified School District, (AGC), 5.00%, 1/1/34	7,035,280
5,855	North Las Vegas, NV, Wastewater Reclamation System, (NPFG), 4.25%, 10/1/33	5,188,643
8,955	Palm Springs, CA, Unified School District, (AGC), 5.00%, 8/1/32	9,339,886
11,045	Port Arthur, TX, Independent School District, (AGC), 4.75%, 2/15/38(1)	10,910,471
2,005	San Juan, CA, Unified School District, (AGM), 0.00%, 8/1/23	995,563
12,750	Schaumburg, IL, (BHAC), (FGIC), 5.00%, 12/1/38(1)	12,971,717
8,325	Yuma and La Paz Counties, AZ, Community College District, (Arizona Western College), (NPFG), 3.75%, 7/1/31	7,276,550

		$169,472,135

Insured-Hospital — 19.3%
$8,250	Arizona Health Facilities Authority, (Banner Health), (BHAC), 5.375%, 1/1/32	$8,635,852
11,000	California Statewide Communities Development Authority, (Sutter Health), (AGM), 5.05%, 8/15/38(1)	11,138,270
3,950	Centre County, PA, Hospital Authority, (Mount Nittany Medical Center), (AGC), 6.125%, 11/15/39	4,119,416
1,050	Centre County, PA, Hospital Authority, (Mount Nittany Medical Center), (AGC), 6.25%, 11/15/44	1,094,237
11,500	Colorado Health Facilities Authority, (Catholic Health), (AGM), 5.10%, 10/1/41(1)	11,617,530
6,085	Highlands County, FL, Health Facilities Authority, (Adventist Health System), (BHAC), 5.25%, 11/15/36	6,246,922
15,872	Highlands County, FL, Health Facilities Authority, (Adventist Health System), (BHAC), 5.25%, 11/15/36(1)	16,293,860
3,795	Highlands County, FL, Health Facilities Authority, (Adventist Health System), (NPFG), 5.00%, 11/15/35	3,762,439
15,000	Illinois Finance Authority, (Children’s Memorial Hospital), (AGC), 5.25%, 8/15/47(1)	15,060,144
2,500	Indiana Health and Educational Facility Finance Authority, (Sisters of St. Francis Health Services), (AGM), 5.25%, 5/15/41(1)	2,567,650
2,625	Iowa Finance Authority, Health Facilities, (Iowa Health System), (AGC), 5.625%, 8/15/37	2,765,490
1,675	Maricopa County, AZ, Industrial Development Authority, (Catholic Healthcare West), (BHAC), 5.25%, 7/1/32	1,736,506
19,150	Maryland Health and Higher Educational Facilities Authority, (Lifebridge Health), (AGC), 4.75%, 7/1/47(1)	18,962,137
5,250	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), (AGC), 5.25%, 1/1/36(1)	5,394,060
6,735	New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), Series II, (AGC), 5.00%, 7/1/38	6,828,078
240	New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), Series V, (AGC), 5.00%, 7/1/38	243,317
3,760	New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), Series V, (AGC), 5.00%, 7/1/38(1)	3,811,825
13,115	New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	13,957,245
5,795	Washington Health Care Facilities Authority, (MultiCare Health System), (AGC), 6.00%, 8/15/39	6,203,663
8,700	Washington Health Care Facilities Authority, (Providence Health Care), Series C, (AGM), 5.25%, 10/1/33(1)	9,041,910
12,605	Washington Health Care Facilities Authority, (Providence Health Care), Series D, (AGM), 5.25%, 10/1/33(1)	13,121,552

		$162,602,103

Insured-Industrial Development Revenue — 1.1%
$9,000	Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc. Project), (BHAC), 5.00%, 10/1/39(1)	$9,392,310

		$9,392,310

Principal
Amount
(000’s omitted)	Security	Value
Insured-Lease Revenue/Certificates of Participation — 11.7%
$15,000	Hudson Yards, NY, Infrastructure Corp., (NPFG), 4.50%, 2/15/47	$13,633,200
2,910	New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	3,188,429
24,000	San Diego County, CA, Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(1)	24,751,680
42,750	San Jose, CA, Financing Authority, (Civic Center), (AMBAC), (BHAC), 5.00%, 6/1/37(1)	43,145,010
13,000	Tri-Creek Middle School Building Corp., IN, (AGM), 5.25%, 1/15/34(1)	13,642,590

		$98,360,909

Insured-Other Revenue — 7.6%
$16,350	Golden State Tobacco Securitization Corp., CA, (AGC), 5.00%, 6/1/45	$15,774,153
37,800	Golden State Tobacco Securitization Corp., CA, (AGC), 5.00%, 6/1/45(1)	36,468,684
16,795	Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/34	3,214,227
6,750	New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 7.00%, 3/1/49	7,831,958
1,300	University of California, (Regents Medical Center), (BHAC), (NPFG), 4.50%, 5/15/47	1,223,625

		$64,512,647

Insured-Private Education — 3.1%
$8,000	Massachusetts Development Finance Agency, (Boston University), (AMBAC), (BHAC), 5.00%, 10/1/35	$8,351,680
7,865	Miami-Dade County, FL, Educational Facilities Authority, (University of Miami), (AMBAC), (BHAC), 5.00%, 4/1/31	8,114,399
9,975	Washington, DC, Georgetown University, (AMBAC), 4.50%, 4/1/42	9,615,102

		$26,081,181

Insured-Solid Waste — 0.6%
$2,760	Palm Beach County, FL, Solid Waste Authority, (BHAC), 5.00%, 10/1/24	$3,006,082
1,575	Palm Beach County, FL, Solid Waste Authority, (BHAC), 5.00%, 10/1/26	1,689,408

		$4,695,490

Insured-Special Tax Revenue — 12.9%
$18,005	Alabama Public School and College Authority, (AGM), 2.50%, 12/1/27	$13,561,186
18,980	Houston, TX, Hotel Occupancy Tax, (AMBAC), 0.00%, 9/1/24	8,527,524
1,175	Jacksonville, FL, Excise Tax, (FGIC), (NPFG), 5.125%, 10/1/27	1,221,965
7,665	Massachusetts Bay Transportation Authority, Assessment Bonds, (NPFG), 4.00%, 7/1/33	7,423,782
34,500	Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), (NPFG), 0.00%, 12/15/34	8,145,105
15,000	Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/39	9,280,650
600	Miami-Dade County, FL, Special Obligation, (NPFG), 0.00%, 10/1/35	113,328
8,000	Miami-Dade County, FL, Special Obligation, (NPFG), 0.00%, 10/1/39	1,135,120
14,630	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	14,142,967
5,785	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 5.00%, 11/15/44	5,798,190
196,275	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	11,195,526
26,815	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	3,044,039
78,410	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	8,280,096
49,580	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	4,868,260
1,075	Sunrise, FL, Public Facilities, (NPFG), 0.00%, 10/1/20	654,546
10,800	Utah Transportation Authority, Sales Tax Revenue, (AGM), 4.75%, 6/15/32(1)	11,106,072

		$108,498,356

Insured-Student Loan — 1.5%
$12,040	Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$12,602,148

		$12,602,148

Insured-Transportation — 31.1%
$21,640	Chicago, IL, (O’Hare International Airport), (AGM), 4.75%, 1/1/34(1)	$21,249,180
13,360	Chicago, IL, (O’Hare International Airport), (AGM), 5.00%, 1/1/38(1)	13,434,682
8,080	Clark County, NV, (Las Vegas-McCarran International Airport), (AGM), 5.25%, 7/1/39	8,212,997
10,070	Director of the State of Nevada Department of Business and Industry, (Las Vegas Monorail), (AMBAC), 0.00%, 1/1/23	1,321,688

Principal
Amount
(000’s omitted)	Security	Value
$3,100	Director of the State of Nevada Department of Business and Industry, (Las Vegas Monorail), (AMBAC), 0.00%, 1/1/28	$302,777
15,000	Director of the State of Nevada Department of Business and Industry, (Las Vegas Monorail), (AMBAC), 5.375%, 1/1/40(3)	4,063,350
10,200	E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/21	5,268,504
25,000	E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	3,222,750
7,800	Harris County, TX, Toll Road, Senior Lien, (BHAC), (NPFG), 5.00%, 8/15/33(1)	8,153,574
6,710	Manchester, NH, (Manchester-Boston Regional Airport), (AGM), 5.125%, 1/1/30	6,827,962
10,150	Maryland Transportation Authority, (AGM), 4.50%, 7/1/41(1)	10,124,726
20,995	Maryland Transportation Authority, (AGM), 5.00%, 7/1/35(1)	22,177,646
14,000	Maryland Transportation Authority, (AGM), 5.00%, 7/1/36(1)	14,769,160
1,785	Metropolitan Washington, DC, Airports Authority, (BHAC), 5.00%, 10/1/29	1,886,424
16,025	Minneapolis and St. Paul, MN, Metropolitan Airports Commission, (FGIC), (NPFG), 4.50%, 1/1/32	15,594,248
13,000	New Jersey Transportation Trust Fund Authority, (AGC), 5.50%, 12/15/38	14,250,600
1,015	North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.50%, 1/1/29	1,089,024
1,160	North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.75%, 1/1/39	1,245,411
20,000	North Texas Tollway Authority, (BHAC), 5.75%, 1/1/48(1)	21,491,400
10,000	Port Authority of New York and New Jersey, (AGM), 5.00%, 8/15/26(1)	10,885,700
1,605	Port Palm Beach District, FL, (XLCA), 0.00%, 9/1/24	681,932
1,950	Port Palm Beach District, FL, (XLCA), 0.00%, 9/1/25	771,147
1,000	Port Palm Beach District, FL, (XLCA), 0.00%, 9/1/26	367,370
86,595	San Joaquin Hills, CA, Transportation Corridor Agency, (Toll Road Bonds), (NPFG), 0.00%, 1/15/25	27,987,504
25,735	Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/20	14,973,395
33,065	Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 5.00%, 8/15/42	31,588,978

		$261,942,129

Insured-Water and Sewer — 14.7%
$2,000	Austin, TX, Water and Wastewater, (AGM), (BHAC), 5.00%, 11/15/33(1)	$2,074,980
1,890	Birmingham, AL, Waterworks and Sewer Board, (AMBAC), (BHAC), 4.50%, 1/1/39	1,833,848
3,185	Bossier City, LA, Utilities Revenue, (BHAC), 5.25%, 10/1/26	3,473,975
1,985	Bossier City, LA, Utilities Revenue, (BHAC), 5.25%, 10/1/27	2,152,018
3,170	Bossier City, LA, Utilities Revenue, (BHAC), 5.50%, 10/1/38	3,395,324
3,570	Chicago, IL, Wastewater Transmission Revenue, (BHAC), 5.50%, 1/1/38	3,804,549
13,670	Chicago, IL, Wastewater Transmission Revenue, (NPFG), 0.00%, 1/1/23	7,703,728
8,500	District of Columbia Water and Sewer Authority, (AGC), 5.00%, 10/1/34(1)	8,777,865
6,095	East Baton Rouge, LA, Sewerage Commission, (AGM), (BHAC), 4.50%, 2/1/31(1)	6,103,716
5,890	East Baton Rouge, LA, Sewerage Commission, (AGM), (BHAC), 4.50%, 2/1/36(1)	5,863,201
2,000	Fernley, NV, Water and Sewer, (AGC), 5.00%, 2/1/38(1)	2,011,200
27,570	Houston, TX, Utility System, (AGM), (BHAC), 5.00%, 11/15/33(1)	28,521,714
9,010	Knoxville, TN, Waste Water System, (NPFG), 4.00%, 4/1/40	8,393,536
160	New York, NY, Municipal Water Finance Authority, (BHAC), 5.75%, 6/15/40	181,134
9,500	New York, NY, Municipal Water Finance Authority, (BHAC), 5.75%, 6/15/40(1)	10,754,855
27,670	Seattle, WA, Drain and Wastewater Revenue, (AGM), 5.00%, 6/1/38(1)	28,985,706

		$124,031,349

Insured-Water Revenue — 12.4%
$595	Detroit, MI, Water Supply System, (BHAC), (FGIC), 4.50%, 7/1/29	$564,375
53,500	Los Angeles, CA, Department of Water and Power, (BHAC), (FGIC), 5.00%, 7/1/43(1)	53,838,655
38,095	Massachusetts Water Resources Authority, (AMBAC), (BHAC), 4.00%, 8/1/40	35,535,397
5,750	Metropolitan Water District, CA, Water and Sewer Systems, (BHAC), (FGIC), 5.00%, 10/1/36(1)	5,889,035
9,880	San Luis Obispo County, CA, (Nacimiento Water Project), (NPFG), 4.50%, 9/1/40	8,999,692

		$104,827,154

Other Revenue — 0.3%
$2,920	Main Street Natural Gas, Inc., GA, Gas Project Revenue, 5.50%, 9/15/27	$2,800,630

		$2,800,630

Principal
Amount
(000’s omitted)	Security	Value
Private Education — 7.2%
$14,700	Connecticut State Health and Educational Facility Authority, (Wesleyan University), 5.00%, 7/1/39(1)	$15,523,347
15,000	Houston, TX, Higher Education Finance Corp., (William Marsh Rice University), 5.00%, 5/15/35	15,954,900
2,000	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(1)	2,117,620
8,790	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36	9,851,041
3,070	New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40(2)	3,253,709
13,500	North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/38(1)	14,227,650

		$60,928,267

Transportation — 0.8%
$2,915	Orlando-Orange County, FL, Expressway Authority, 5.00%, 7/1/35	$2,953,944
3,480	Orlando-Orange County, FL, Expressway Authority, 5.00%, 7/1/40	3,529,242

		$6,483,186

Water and Sewer — 0.9%
$1,445	Marco Island, FL, Utility System, 5.00%, 10/1/34	$1,454,117
6,325	Marco Island, FL, Utility System, 5.00%, 10/1/40	6,390,274

		$7,844,391

Total Tax-Exempt Investments — 171.3% (identified cost $1,477,721,370)		$1,445,157,404

Short-Term Investments — 0.7%

Principal
Amount
(000’s omitted)	Description	Value
$5,514	State Street Bank and Trust Euro Time Deposit, 0.01%, 7/1/10	$5,514,305

Total Short-Term Investments — 0.7% (identified cost $5,514,305)		$5,514,305

Total Investments — 172.0% (identified cost $1,483,235,675)		$1,450,671,709

Other Assets, Less Liabilities — (72.0)%		$(607,218,367)

Net Assets — 100.0%		$843,453,342

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

At June 30, 2010, the concentration of the Fund’s investments in the various states, determined as a percentage of total investments is as follows:

		California	19.9%
		Texas	13.2%
		Others, representing less than 10% individually	66.9%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2010, 85.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.1% to 25.9% of total investments.

(1)		Security represents the underlying municipal bond of an inverse floater.

(2)		Security (or a portion thereof) has been pledged as collateral for open swap contracts. The aggregate value of such collateral is $1,192,320.

(3)		Defaulted bond.

A summary of financial instruments outstanding at June 30, 2010 is as follows:

Interest Rate Swaps

		Annual		Effective Date/
	Notional	Fixed Rate	Floating Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation
JPMorgan Chase Co.	$19,525,000	4.046%	3-month USD- LIBOR-BBA	September 17, 2010 / September 17, 2040	$(1,105,265)
Merrill Lynch Capital Service, Inc.	30,000,000	4.140	3-month USD- LIBOR-BBA	August 24, 2010 / August 24, 2040	(2,281,700)

					$(3,386,965)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At June 30, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund may enter into interest rate swap contracts.

At June 30, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $3,386,965.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$865,163,178

Gross unrealized appreciation	$45,682,046
Gross unrealized depreciation	(76,643,515)

Net unrealized depreciation	$(30,961,469)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$1,445,157,404	$—	$1,445,157,404
Short-Term Investments	—	5,514,305	—	5,514,305

Total Investments	$—	$1,450,671,709	$—	$1,450,671,709

Liability Description

Interest Rate Swaps	$—	$(3,386,965)	$—	$(3,386,965)

Total	$—	$(3,386,965)	$—	$(3,386,965)

The Fund held no investments or other financial instruments as of September 30, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Municipal Bond Fund

By:	/s/ Thomas M. Metzold Thomas M. Metzold
President
Date: August 25, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas M. Metzold Thomas M. Metzold
President
Date: August 25, 2010

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer
Date: August 25, 2010